RESTRICTED CASH AND DEFERRED SUBSIDIES	12 Months Ended
Dec. 31, 2022
RESTRICTED CASH AND DEFERRED SUBSIDIES
RESTRICTED CASH AND DEFERRED SUBSIDIES

8.    RESTRICTED CASH AND DEFERRED SUBSIDIES

On March 22, 2021, Videotron and the Québec government, jointly with the Canadian government, signed agreements to support the achievement of the government’s targets for the roll-out of high-speed Internet services in various regions of Québec. Under these agreements, the government has committed to provide financial assistance in the amount of approximately $258.0 million, which will be fully invested in Videotron’s high-speed Internet network extension. In accordance with the terms of the agreements, an amount of $216.2 million received in advance from the government in March 2021 was recorded as deferred subsidies on the consolidated balance sheets (balance of $39.3 million as of December 31, 2022 and $162.4 million as of December 31, 2021). When the investments required under the program are realized, the corresponding subsidies are recognized as a reduction in additions to property, plant and equipment.